Digital Assets Payable (Details) - Schedule of Movement of Digital Assets Payables - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Movement of Digital Assets Payables [Abstract]
Balance	$ 6,200,109
Entered during the year	296,810,473	8,735,145
Settled during the year	(274,172,598)	(2,533,106)
Unrealized fair value loss (gain)	5,345,514	(1,930)
Balance	$ 34,183,498	$ 6,200,109